RELATED PARTY TRANSACTIONS - Mezzanine and Stockholder's Equity (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
O 2025 A Dividends
Related Party Transaction [Line Items]
Cash dividends paid to preferred stockholders	$ 176,700,000
S 2025 A Dividends
Related Party Transaction [Line Items]
Cash dividends paid to preferred stockholders	44,200,000
Santander | Related Party
Related Party Transaction [Line Items]
Capital contribution from shareholder	$ 0	$ 0	$ 0